Variable Interest Entities (Information about Non-consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2025	Mar. 31, 2025
Variable Interest Entity [Line Items]
Total assets		¥ 17,604,283	¥ 16,866,251
Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		172,225	136,227
Investments		421,635	356,194
Maximum exposure to loss	[1]	730,945	622,655
Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		43,531,800	37,659,824
Acquisition of real estate and real estate development projects for customers | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		172,225	132,495
Investments		11,982	11,224
Maximum exposure to loss	[1]	196,850	149,602
Acquisition of real estate and real estate development projects for customers | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		2,080,617	1,859,420
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		0	0
Corporate rehabilitation support business | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Corporate rehabilitation support business | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		0	0
Investment in securities | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		317,948	272,927
Maximum exposure to loss	[1]	425,015	375,942
Investment in securities | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		37,045,631	32,105,994
Securitizing financial assets such as finance lease receivable and loan receivable | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		2,850	0
Maximum exposure to loss	[1]	2,850	0
Securitizing financial assets such as finance lease receivable and loan receivable | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		5,262	0
Securitization of loan receivable originated by third parties | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		15,992	16,437
Maximum exposure to loss	[1]	15,992	16,437
Securitization of loan receivable originated by third parties | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		652,360	760,293
Power generation projects | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		5,467	3,945
Maximum exposure to loss	[1]	5,467	5,195
Power generation projects | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		23,946	19,499
Other VIEs | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	3,732
Investments		67,396	51,661
Maximum exposure to loss	[1]	84,771	75,479
Other VIEs | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		¥ 3,723,984	¥ 2,914,618

[1]	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.